UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10609
Small Cap Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2005

Item 1. Schedule of Investments

Small-Cap Portfolio                                                                                                                      as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.0%

Security	Shares	Value
Air Freight — 2.7%
Forward Air Corp.	16,700	$612,055
		$612,055
Airlines — 1.3%
SkyWest, Inc.	11,400	306,204
		$306,204
Applications Software — 7.7%
ANSYS, Inc. (1)	11,000	469,590
Fair Isaac Corp.	5,362	236,840
Jack Henry & Associates, Inc.	20,800	396,864
Kronos, Inc. (1)	6,900	288,834
National Instruments Corp.	12,250	392,612
		$1,784,740
Auto and Parts — 1.6%
Adesa, Inc.	15,200	371,184
		$371,184
Automobiles — 1.1%
Winnebago Industries	7,400	246,272
		$246,272
Banks — 9.2%
Capital City Bank Group, Inc.	12,300	421,767
PrivateBancorp, Inc.	4,800	170,736
Seacoast Banking Corp. of Florida	25,020	574,209
Texas Regional Bancshares, Class A	12,573	355,816
UCBH Holdings, Inc.	20,700	370,116
Westamerica Bancorporation	4,200	222,894
		$2,115,538
Broadcast Media — 0.8%
Cox Radio, Inc., Class A (1)	13,800	194,304
		$194,304
Building and Construction — 2.0%
Eagle Materials, Inc.	2,100	256,956
M/I Homes, Inc.	5,100	207,162
		$464,118
Business Services — 1.9%
Advisory Board Co., (The) (1)	3,600	171,612
McGrath Rentcorp	9,500	264,100
		$435,712

Consumer Finance — 2.3%
Financial Federal Corp.	11,700	$520,065
		$520,065
Containers and Packaging — 1.6%
AptarGroup, Inc.	7,000	365,400
		$365,400
Distribution/Wholesale — 2.5%
Scansource, Inc. (1)	10,400	568,672
		$568,672
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc. (1)	5,000	185,250
		$185,250
Diversified Financial Services — 3.6%
Affiliated Managers Group, Inc. (1)	10,200	818,550
		$818,550
Diversified Manufacturing — 0.8%
Raven Industries, Inc.	6,600	190,410
		$190,410
Electric Utilities — 1.0%
ALLETE, Inc.	5,133	225,852
		$225,852
Electrical Equipment — 3.7%
Brady Corp., Class A	7,100	256,878
Genlyte Group, Inc. (The) (1)	11,000	589,270
		$846,148
Entertainment — 2.3%
Speedway Motorsports, Inc.	15,000	520,050
		$520,050
Gas Utilities — 0.9%
Piedmont Natural Gas Co., Inc.	9,000	217,440
		$217,440
Health Care - Equipment — 5.3%
Diagnostic Products Corp.	10,500	509,775
Mine Safety Appliances Co.	6,600	238,986
Young Innovations, Inc.	14,000	477,120
		$1,225,881
Health Care - Supplies — 2.9%
ICU Medical, Inc. (1)	9,600	376,416
Mentor Corp.	6,400	294,912
		$671,328

Health Services — 0.9%
CorVel Corp. (1)	11,000	$208,890
		$208,890
Household Products — 0.9%
Church & Dwight Co., Inc.	6,150	203,134
		$203,134
Housewares — 2.0%
Matthews International Corp.	12,800	466,048
		$466,048
Insurance - Property and Casualty — 4.7%
Alfa Corp.	14,600	235,060
Midland Co.	9,200	331,568
RLI Corp.	10,400	518,648
		$1,085,276
IT Consulting & Services — 4.3%
FactSet Research Systems, Inc.	17,700	728,532
Manhattan Associates, Inc. (1)	12,600	258,048
		$986,580
Machinery - Industrial — 1.5%
Graco, Inc.	9,500	346,560
		$346,560
Medical Services/Supplies — 1.5%
Sybron Dental Specialties, Inc. (1)	8,800	350,328
		$350,328
Metals - Industrial — 1.2%
Simpson Manufacturing Co., Inc.	7,400	268,990
		$268,990
Multi-Utilities — 1.5%
Energen Corp.	9,600	348,672
		$348,672
Oil and Gas - Equipment and Services — 2.6%
CARBO Ceramics, Inc.	4,850	274,122
Hydril Co. (1)	5,100	319,260
		$593,382
Oil and Gas - Exploration and Production — 3.2%
Berry Petroleum Co.	6,000	343,200
Holly Corp.	6,600	388,542
		$731,742
Packaged Foods — 1.2%
Tootsie Roll Industries, Inc.	9,709	280,881
		$280,881

Publishing — 0.8%
Lee Enterprises, Inc.	5,200	$191,932
		$191,932
REITs — 1.4%
Universal Health Realty Income Trust	10,200	319,668
		$319,668
Restaurants — 1.2%
Sonic Corp. (1)	9,175	270,663
		$270,663
Retail - Food — 1.9%
Casey’s General Stores, Inc.	9,300	230,640
Ruddick Corp.	9,700	206,416
		$437,056
Semiconductors — 2.1%
Power Integrations, Inc. (1)	12,800	304,768
Varian Semiconductor Equipment Associates, Inc. (1)	4,200	184,506
		$489,274
Services - Diversified Commercial — 2.5%
ABM Industries, Inc.	19,760	386,308
G & K Services, Inc.	4,900	192,325
		$578,633
Specialty Store — 2.1%
Aaron Rents, Inc.	23,500	495,380
		$495,380
Waste Management — 2.5%
Landauer, Inc.	12,700	585,343
		$585,343
Total Common Stocks (identified cost $16,809,269)		$22,123,605
Total Investments — 96.0% (identified cost $16,809,269)		$22,123,605
Other Assets, Less Liabilities — 4.0%		$932,547
Net Assets — 100.0%		$23,056,152

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at December 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$16,809,269
Gross unrealized appreciation	$5,831,297
Gross unrealized depreciation	(516,961)
Net unrealized appreciation	$5,314,336

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	February 27, 2006
By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer
Date:	February 27, 2006